DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	$ 8,829	$ 8,904
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	3,816	4,488
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	$ 5,013	$ 4,416